Business Segment and Geographic Data - Schedule of Net Revenues by Geographic Area (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net revenues	$ 16,788,736	$ 24,096,169
Long-lived assets	15,999	21,516
Photomedex, Inc. [Member]
Net revenues	38,397,000	75,890,000
Long-lived assets	77,000	1,306,000
North America [Member] | Photomedex, Inc. [Member]
Net revenues	22,007,000	51,092,000
Long-lived assets	71,000	169,000
Asia Pacific [Member] | Photomedex, Inc. [Member]
Net revenues	3,837,000	3,988,000
Long-lived assets	17,000	41,000
Europe (including Israel) [Member] | Photomedex, Inc. [Member]
Net revenues	12,522,000	20,544,000
Long-lived assets	900,000	1,096,000
South America [Member] | Photomedex, Inc. [Member]
Net revenues	31,000	266,000
United States [Member] | Photomedex, Inc. [Member]
Net revenues	17,839,000	45,105,000
Canada [Member] | Photomedex, Inc. [Member]
Net revenues	1,698,000	5,353,000
Japan [Member] | Photomedex, Inc. [Member]
Net revenues	$ 1,060,000	$ 387,000